Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Lease cost			$ 530		$ 530
Rent expenses	$ 2,000	$ 2,000	$ 6,000	$ 6,000	$ 7,695	$ 7,694